Risk/Return Detail Data - FidelityFundamentalETFs-ComboPro - USD ($)		12 Months Ended								24 Months Ended		60 Months Ended	84 Months Ended		96 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2026		Feb. 28, 2026	Feb. 28, 2026		Feb. 28, 2026
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | Fidelity Emerging Markets Multifactor ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318
Annual Return, Inception Date	Feb. 26, 2019
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		25.77%										6.59%	6.66%	[1]
Annual Return [Percent]			25.77%	10.19%	16.67%	(12.19%)	(3.10%)	7.42%
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Emerging Markets Multifactor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Emerging Markets Multifactor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Emerging Markets Multifactor Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 76 % of the average value of its portfolio.
Portfolio Turnover, Rate	76.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Emerging Markets Multifactor Index℠ and in depositary receipts representing securities included in the index. The Fidelity Emerging Markets Multifactor Index ℠ is designed to reflect the performance of stocks of large- and mid-capitalization emerging markets companies that have attractive valuations, high quality profiles, positive momentum signals, lower volatility than the broader emerging markets equity market, and lower correlation to the U.S. equity market. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Fidelity Emerging Markets Multifactor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks in the universe are given a composite score based on four factors: valuation, quality, momentum, and volatility. Stocks with the highest composite scores within each sector and country are identified for inclusion in the index. Within each sector, stocks are weighted based on their market capitalization in the broader emerging markets equity market plus an overweight adjustment that is equal for all constituents within that sector. The index will overweight the five sectors with the lowest correlation to U.S. large capitalization stocks and underweight the six sectors with the highest correlation to U.S. large capitalization stocks. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	17.90%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(24.85%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions | Fidelity Emerging Markets Multifactor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		24.56%										5.77%	5.93%	[1]
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions and Sales | Fidelity Emerging Markets Multifactor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.72%										5.07%	5.20%	[1]
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | IXYVI
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity Emerging Markets Multifactor Index℠
Average Annual Return, Percent		26.72%										7.55%	7.62%
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | MC041
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index
Average Annual Return, Percent		33.53%										4.20%	6.70%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | Fidelity International High Dividend ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230
Annual Return, Inception Date	Jan. 16, 2018
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		38.70%										12.51%			5.15%	[2]
Annual Return [Percent]			38.70%	0.30%	16.60%	(5.26%)	17.32%	(11.65%)	15.84%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® International High Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® International High Dividend ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity International High Dividend Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58 % of the average value of its portfolio.
Portfolio Turnover, Rate	58.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity International High Dividend Index℠ and in depositary receipts representing securities included in the index. The Fidelity International High Dividend Index ℠ is designed to reflect the performance of stocks of large- and mid-capitalization developed international high dividend-paying companies that are expected to continue to pay and grow their dividends. The Fidelity International High Dividend Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks in the universe are grouped together by country and sector (with certain broader groupings in the event of small sector and country combinations). Stocks are ranked within each group and given a composite score based on three fundamental characteristics: high dividend yield, low dividend payout ratio, and high dividend growth. Within each group, composite scores are adjusted to remove size bias. Stocks with the highest composite scores within each group are identified for inclusion in the index. The grouping methodology results in country weights that are comparable to but not exactly the same as the broader developed international equity market. Within each group, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that group. Sectors are weighted relative to the broader developed international equity market depending on the yield characteristics of the sector. Sectors with higher dividend yields are overweighted, while those with lower dividend yields are underweighted. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	17.70%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(29.57%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | After Taxes on Distributions | Fidelity International High Dividend ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		37.24%										11.43%			4.22%	[2]
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | After Taxes on Distributions and Sales | Fidelity International High Dividend ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		23.88%										9.90%			3.96%	[2]
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | IXYCH
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity International High Dividend Index℠
Average Annual Return, Percent		39.15%										13.01%			5.60%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International High Dividend ETF | MC040
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI World ex USA Index
Average Annual Return, Percent		32.22%										9.72%			7.18%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Multifactor ETF | Fidelity International Multifactor ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230
Annual Return, Inception Date	Feb. 26, 2019
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		30.78%										7.79%	7.87%	[3]
Annual Return [Percent]			30.78%	5.55%	14.15%	(16.69%)	10.85%	4.88%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Multifactor ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® International Multifactor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® International Multifactor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity International Multifactor Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 66 % of the average value of its portfolio.
Portfolio Turnover, Rate	66.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity International Multifactor Index℠ and in depositary receipts representing securities included in the index. The Fidelity International Multifactor Index SM is designed to reflect the performance of stocks of large- and mid-capitalization developed international companies that have attractive valuations, high quality profiles, positive momentum signals, lower volatility than the broader developed international equity market, and lower correlation to the U.S. equity market. The Fidelity International Multifactor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks in the universe are given a composite score based on four factors: valuation, quality, momentum, and volatility. Stocks with the highest composite scores within each sector and country are identified for inclusion in the index. Within each sector, stocks are weighted based on their market capitalization in the broader developed international equity market plus an overweight adjustment that is equal for all constituents within that sector. The index will overweight the five sectors with the lowest correlation to U.S. large capitalization stocks and underweight the six sectors with the highest correlation to U.S. large capitalization stocks. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	13.80%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(18.76%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Multifactor ETF | After Taxes on Distributions | Fidelity International Multifactor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		29.93%										7.19%	7.31%	[3]
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Multifactor ETF | After Taxes on Distributions and Sales | Fidelity International Multifactor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.89%										6.12%	6.28%	[3]
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Multifactor ETF | MC040
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI World ex USA Index
Average Annual Return, Percent		32.22%										9.72%	9.91%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Multifactor ETF | IXYVF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity International Multifactor Index℠
Average Annual Return, Percent		31.26%										8.27%	8.37%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Value Factor ETF | Fidelity International Value Factor ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230
Annual Return, Inception Date	Jan. 16, 2018
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		44.65%										13.32%			7.66%	[4]
Annual Return [Percent]			44.65%	3.34%	20.26%	(10.42%)	16.05%	(1.68%)	19.70%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Value Factor ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® International Value Factor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® International Value Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity International Value Factor Index℠.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61 % of the average value of its portfolio.
Portfolio Turnover, Rate	61.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity International Value Factor Index℠ and in depositary receipts representing securities included in the index. The Fidelity International Value Factor Index ℠ is designed to reflect the performance of stocks of large- and mid-capitalization developed international companies that have attractive valuations. The Fidelity International Value Factor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks in the universe are grouped together by country and sector (with certain broader groupings in the event of small sector and country combinations). Stocks are ranked within each group and given a composite score based on four measures of value: high free cash flow yield; low enterprise value to earnings before interest, taxes, depreciation and amortization; low price to tangible book value; and low price to future earnings. Within each group, composite scores are adjusted to remove size bias. Stocks with the highest composite scores within each group are identified for inclusion in the index. The grouping methodology results in country weights that are comparable to but not exactly the same as the broader developed international equity market. Within each group, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that group. Each sector is neutral-weighted relative to the broader developed international equity market. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	19.23%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(27.30%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Value Factor ETF | After Taxes on Distributions | Fidelity International Value Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		43.80%										12.53%			6.97%	[4]
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Value Factor ETF | After Taxes on Distributions and Sales | Fidelity International Value Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		27.18%										10.56%			6.04%	[4]
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Value Factor ETF | MC040
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI World ex USA Index
Average Annual Return, Percent		32.22%										9.72%			7.18%
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Value Factor ETF | IXYCJ
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Fidelity International Value Factor Index℠
Average Annual Return, Percent		45.05%										13.85%			8.18%
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Developed International ETF | Fidelity Fundamental Developed International ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689
Annual Return, Inception Date	Nov. 19, 2024
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		26.23%								21.36%	[5]
Annual Return [Percent]			26.23%
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Developed International ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Fundamental Developed International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Fundamental Developed International ETF seeks long-term growth of capital.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from November 19, 2024 to October 31, 2025, the fund's portfolio turnover rate was 41% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	41.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of issuers in developed markets and other investments that are tied economically to developed markets. Developed markets include countries that have a developed stock market as defined by MSCI and other countries or markets with similar developed characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in non-U.S. securities. Normally investing primarily in equity securities. Allocating investments across different countries and regions. Using an investment process that starts with fundamental analyst research and security recommendations, and reference portfolios managed by Fidelity Management & Research Company LLC (FMR) (the Adviser) that are based on fundamental analysis, and then applying a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, and trading characteristics.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2025
Highest Quarterly Return	15.18%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return	1.46%
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Developed International ETF | After Taxes on Distributions | Fidelity Fundamental Developed International ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		25.59%								20.71%	[5]
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Developed International ETF | After Taxes on Distributions and Sales | Fidelity Fundamental Developed International ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.99%								16.29%	[5]
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Developed International ETF | MS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI EAFE Index
Average Annual Return, Percent		31.59%								26.96%
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Emerging Markets ETF | Fidelity Fundamental Emerging Markets ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750
Annual Return, Inception Date	Nov. 19, 2024
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		39.34%								31.82%	[6]
Annual Return [Percent]			39.34%
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Emerging Markets ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Fundamental Emerging Markets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Fundamental Emerging Markets ETF seeks long-term growth of capital.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from November 19, 2024 to October 31, 2025, the fund's portfolio turnover rate was 52% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	52.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of issuers and in depositary receipts representing securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different emerging markets countries. Using an investment process that starts with fundamental analyst research and security recommendations, and reference portfolios managed by Fidelity Management & Research Company LLC (FMR) (the Adviser) that are based on fundamental analysis, and then applying a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, and trading characteristics.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2025
Highest Quarterly Return	12.61%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return	3.54%
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Emerging Markets ETF | After Taxes on Distributions | Fidelity Fundamental Emerging Markets ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		38.76%								31.28%	[6]
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Emerging Markets ETF | After Taxes on Distributions and Sales | Fidelity Fundamental Emerging Markets ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		23.63%								24.25%	[6]
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Emerging Markets ETF | MC041
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index
Average Annual Return, Percent		33.53%								27.72%
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Global ex US ETF | Fidelity Fundamental Global ex US ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689
Annual Return, Inception Date	Nov. 19, 2024
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		27.41%								21.65%	[7]
Annual Return [Percent]			27.41%
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Global ex US ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Fundamental Global ex-U.S. ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Fundamental Global ex-U.S. ETF seeks long-term growth of capital.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from November 19, 2024 to October 31, 2025, the fund's portfolio turnover rate was 49% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	49.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using an investment process that starts with fundamental analyst research and security recommendations, and reference portfolios managed by Fidelity Management & Research Company LLC (FMR) (the Adviser) that are based on fundamental analysis, and then applying a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, and trading characteristics.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2025
Highest Quarterly Return	13.59%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return	2.83%
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Global ex US ETF | After Taxes on Distributions | Fidelity Fundamental Global ex US ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		26.90%								21.12%	[7]
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Global ex US ETF | After Taxes on Distributions and Sales | Fidelity Fundamental Global ex US ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		16.56%								16.50%	[7]
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Global ex US ETF | MS112
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI ACWI (All Country World Index) ex USA Index
Average Annual Return, Percent		32.64%								27.36%
Document Type	485BPOS
Registrant Name	Fidelity Covington Trust

[1]	A From February 26, 2019 .
[2]	A From January 16, 2018 .
[3]	A From February 26, 2019 .
[4]	A From January 16, 2018 .
[5]	A From November 19, 2024 .
[6]	A From November 19, 2024 .
[7]	A From November 19, 2024 .